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                        (COMMONWEALTH ANNUITY LETTERHEAD)


                                                              February 22, 2010

Securities and Exchange Commission
450 Fifth Avenue, N. W.
Washington, D.C.  20549

RE: Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company ("Registrant")
     Registration Nos. 333-141019/811-22024 - Preferred Plus Annuity Contracts. Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940


Dear Sirs:

Pursuant to Rule 472 under the Securities Act of 1933 ("1933 Act"), Commonwealth Annuity Separate Account A ("Registrant") of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") hereby electronically files the above-captioned amendment to its Registration Statement on Form N-4 with respect to certain elective payment variable annuity contracts funded by the Registrant ("Preferred Plus Variable Annuity Contracts"). This post-effective amendment contains one prospectus and one
Statement of Additional Information ("SAI").   Pursuant to Rule 485(a),
Registrant proposes an effective date of May 1, 2010 for this post-effective amendment.

A. REQUEST PURSUANT TO RULE 485(b)(1)(vii) TO UTILIZE RULE 485(b.

Please note that on February 15, 2010, Commonwealth Annuity submitted a request for approval to Mr. William J. Kotapish, Assistant Director (the "Request Letter"; copy attached) under Rule 485(b)(1)(vii) for the registrants listed in Appendix A of the Request Letter ("Other Registrants").
 The Request Letter requests permission to incorporate updated prospectus disclosures and product changes, which are included in the Rule 485(a) Filing and summarized below, into the annual post-effective amendment filings ("Other Filings") for the Other Registrants. The Other Filings will be made on or after April 1, 2010 pursuant to Rule 485(b), in order to go effective on May 1, 2010.

B. PURPOSES OF FILING

This filing is made for the following purposes:

1. Effective June 1, 2009, Commonwealth Annuity terminated the availability of the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider , which had been offered in connection with the Preferred Plus Contract and with another series of variable annuity contracts funded by the Registrant ("the Advantage IV Contract," File Nos. 333-141045/811-22024). Very few contract owners elected the GLWB Rider, which was available only at issue of the contract: only ten (10) GLWB Riders were issued with Preferred Plus Contracts, and only two (2) GLWB Riders were issued with Advantage IV Contracts.

Because the number of contract owners who purchased the GLWB Rider is extremely small, the Company believes that it is appropriate to move the main body of the discussion concerning the GLWB Rider from the prospectus to the Statement of Additional Information ("SAI") in the respective registration statements for the Preferred Plus Contract and the Advantage IV Contract. Brief discussions of the GLWB Rider in certain other sections of the prospectuses will remain in the prospectuses, but will direct the affected contractowners to the SAI for more information.

2. Pursuant to Rule 12h-7, adding a representation concerning reliance on Rule 12h-7 in the prospectuses of the Other Registrants, products, and making appropriate corresponding revisions to the

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"Owner" and "Assignment" sections of the prospectus.

FINANCIAL STATEMENTS, EXHIBITS, AND OTHER INFORMATION. This post-effective amendment does not include financial statements for Commonwealth Annuity and the Registrant, expense ratio information for the underlying funds,
performance numbers, or consent of independent accountants.   All omitted
information will be filed pursuant to Rule 485(b) prior to May 1, 2010 and any numbers and footnotes that require updating will be filed at that time as well.

EXHIBIT LIST.   The following have been included as exhibits in the filing:

Exhibit (4)(n)  Form of Amendatory Endorsement 4029-10 (Assignment and Ownership
                provisions)

Exhibit 5       Revised Application (PP-406)

Exhibit 8(a)    Directors' Power of Attorney

TANDY REPRESENTATIONS.

We understand that any comments received from the Staff in connection with this filing ("Staff Comments"), may be oral rather than in writing. In connection with the Staff Comments, Commonwealth Annuity and the Registrant hereby acknowledge the following:

 - the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

 - Staff Comments or changes to disclosure in response to Staff Comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

 - the Registrant fund may not assert Staff Comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you require any additional information or have any questions or comments on the enclosed material, please contact Sheila St. Hilaire, Esq., at (508) 460-2438.

                                            Sincerely,

                                            /s/ Scott D. Silverman

                                            Scott D. Silverman
                                            Vice-President and General Counsel



SDS:sbs:amg


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